Summary of Significant Accounting Policies and Nature of Business - Schedule of Activity in Warranty Liabilities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Product Warranties Disclosures [Abstract]
Balance at the beginning of the period	$ 13.5	$ 12.6	$ 13.6
Warranty provisions	4.4	4.3	4.2
Foreign currency translation loss	(1.3)	(0.5)	(0.4)
Warranty claims paid	(1.4)	(2.9)	(4.8)
Balance at the end of the period	$ 15.2	$ 13.5	$ 12.6